FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation on
Property, plant and equipment, at fair value	$ (1,510)	$ (604)	$ 49
Goodwill	(121)	(20)	(10)
Borrowings	436	(219)	(133)
Deferred income tax liabilities and assets	318	35	(32)
Other assets and liabilities	18	(32)	35
Foreign currency translation, net	$ (859)	$ (840)	$ (91)